SEGMENT INFORMATION AND GEOGRAPHIC DATA (Tables)	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Revenue

Segment revenue and operating income were as follows during the periods presented:

(In millions)

Year Ended June 30,	2024	2023	2022

Revenue

Productivity and Business Processes	$106,820	$94,151	$84,635
Intelligent Cloud	87,464	72,944	63,029
More Personal Computing	50,838	44,820	50,606

Total	$245,122	$211,915	$198,270

Operating Income

Productivity and Business Processes	$59,661	$50,074	$43,163
Intelligent Cloud	37,813	28,411	25,810
More Personal Computing	11,959	10,038	14,410

Total	$109,433	$88,523	$83,383

Segment Operating Income (Loss)

Segment revenue and operating income were as follows during the periods presented:

(In millions)

Year Ended June 30,	2024	2023	2022

Revenue

Productivity and Business Processes	$106,820	$94,151	$84,635
Intelligent Cloud	87,464	72,944	63,029
More Personal Computing	50,838	44,820	50,606

Total	$245,122	$211,915	$198,270

Operating Income

Productivity and Business Processes	$59,661	$50,074	$43,163
Intelligent Cloud	37,813	28,411	25,810
More Personal Computing	11,959	10,038	14,410

Total	$109,433	$88,523	$83,383

Revenue Classified by Major Geographic Areas	Revenue, classified by the major geographic areas in which our customers were located, was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

United States (a)	$124,704	$106,744	$100,218
Other countries	120,418	105,171	98,052

Total	$245,122	$211,915	$198,270

(a)
Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue Classified by Significant Product and Service Offerings

Revenue, classified by significant product and service offerings, was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Server products and cloud services	$79,828	$65,007	$55,414
Microsoft 365 Commercial products and cloud services	76,969	66,949	59,926
Gaming	21,503	15,466	16,230
Windows and Devices	17,026	17,147	22,628
LinkedIn	16,372	14,989	13,631
Search and news advertising	12,306	12,125	11,526
Enterprise and partner services	7,594	7,900	7,605
Dynamics products and cloud services	6,831	5,796	4,800
Microsoft 365 Consumer products and cloud services	6,648	6,417	6,277
Other	45	119	233

Total	$245,122	$211,915	$198,270

Our Microsoft Cloud revenue, which includes Microsoft 365 Commercial cloud, Azure and other cloud services, the commercial portion of LinkedIn, and Dynamics 365, was $137.7 billion, $111.6 billion, and $91.4 billion in fiscal years 2024, 2023, and 2022, respectively. These amounts are primarily included in Microsoft 365 Commercial products and cloud services, Server products and cloud services, LinkedIn, and Dynamics products and cloud services in the table above.

Long-Lived Assets, Excluding Financial Instruments and Tax Assets, Classified by Location of Controlling Statutory Company

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2024	2023	2022

United States	$186,106	$114,380	$106,430
Other countries	115,263	72,859	59,938

Total	$301,369	$187,239	$166,368